Condensed Balance Sheets - USD ($)	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Current Assets:
Cash	$ 15,630	$ 56,222	$ 374,091
Accounts receivable	48,300
Draws against commissions	241,988	208,344	175,103
Loan receivable			12,500
Prepaid stock compensation	185,000	185,000
Due from related parties			482,550
Total Current Assets	490,918	449,566	1,044,244
Operating lease right of use asset	276,615	318,114
Property and equipment, net		15,971	41,872
Total other assets	276,615	334,085
Total Assets	767,533	783,651	1,086,116
Current Liabilities:
Accounts payable and accruals	58,821	74,318	44,786
Operating lease liability – current portion	69,949	55,036
Total Current Liabilities	249,408	229,992	92,376
Long Term Liabilities:
Operating lease liability – net of current portion	297,423	297,529
Loan payable, net of current portion	139,362	139,362	140,117
Long Term Liabilities	436,785	436,891
Total Liabilities	686,193	666,883	232,493
Commitments and contingencies
Stockholders’ Equity (Deficit):
Preferred stock, value
Common stock, $0.00001 par value, 480,000,000 shares authorized; 100,055,935 shares issued and outstanding	1,000	1,000	101	[1]
Additional paid in capital	2,804,236	2,804,236	426,500
Accumulated deficit	(2,723,896)	(2,688,468)	427,022
Total stockholders’ equity	81,340	116,768	853,623
Total Liabilities and Stockholders’ Equity	767,533	783,651	1,086,116
Series A Preferred Stock [Member]
Stockholders’ Equity (Deficit):
Preferred stock, value
Related Party [Member]
Current Assets:
Due from related parties
Current Liabilities:
Loan payable	110,000	90,000	40,000
Nonrelated Party [Member]
Current Liabilities:
Loan payable	$ 10,638	$ 10,638	7,590
Revision of Prior Period, Adjustment [Member]
Current Assets:
Cash			374,091
Draws against commissions			175,103
Loan receivable			12,500
Prepaid stock compensation
Total Current Assets			1,044,244
Operating lease right of use asset
Property and equipment, net			41,872
Total other assets			41,872
Total Assets			1,086,116
Current Liabilities:
Accounts payable and accruals			44,786
Operating lease liability – current portion
Total Current Liabilities			92,376
Long Term Liabilities:
Operating lease liability – net of current portion
Loan payable, net of current portion			140,117
Long Term Liabilities			140,117
Total Liabilities			232,493
Stockholders’ Equity (Deficit):
Preferred stock, value
Common stock, $0.00001 par value, 480,000,000 shares authorized; 100,055,935 shares issued and outstanding			101
Additional paid in capital			426,500
Accumulated deficit			427,022
Total stockholders’ equity			853,623
Total Liabilities and Stockholders’ Equity			1,086,116
Revision of Prior Period, Adjustment [Member] | Series A Preferred Stock [Member]
Stockholders’ Equity (Deficit):
Preferred stock, value
Revision of Prior Period, Adjustment [Member] | Related Party [Member]
Current Assets:
Due from related parties			482,550
Current Liabilities:
Loan payable			40,000
Revision of Prior Period, Adjustment [Member] | Nonrelated Party [Member]
Current Liabilities:
Loan payable			$ 7,590

[1]	Specifically related to reverse acquisition accounting.